Subsequent Events (Details Narrative) - USD ($)						1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 21, 2016	Oct. 19, 2016	Oct. 12, 2016	Oct. 06, 2016	Dec. 22, 2015	Oct. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 22, 2016	Jul. 14, 2016	Jul. 13, 2016	May 09, 2016	Feb. 29, 2016	Feb. 25, 2016	Jul. 31, 2014
Warrants to purchase of common stock, shares									1,313								237,570
Warrants price per share									$ 60.00								$ 28.20
Proceeds from note payable							$ 5,181,000	$ 750,000	$ 1,150,000	$ 8,261,340
Subsequent Event [Member]
Outstanding principal	$ 4,000,000
Warrants to purchase of common stock, shares	643,528					5,000										122,613
Proceeds from issuance of private placement		$ 8,000,000
Warrants price per share	$ 5.55					$ 4.94										$ 6.90
Proceeds from note payable	$ 3,800,000
Debt maturity date						Oct. 31, 2016
Subsequent Event [Member] | Fourth Quarter of 2016 [Member]
Prepaid offering costs		$ 1,200,000
Mr. Hanson [Member]
Warrants to purchase of common stock, shares												13,334			8,334
Convertible debt												$ 240,000
Warrants price per share												$ 6.00
Debt maturity date					Jun. 30, 2016
Mr. Hanson [Member] | Subsequent Event [Member]
Outstanding principal				$ 1,000,000
Warrants term				5 years
Warrants to purchase of common stock, shares				200,000
Mr. Davis [Member]
Warrants to purchase of common stock, shares											24,000		20,000	22,665	16,667
Convertible debt													$ 360,000
Warrants price per share											$ 6.75			$ 4.94
Mr. Davis [Member] | Subsequent Event [Member]
Outstanding principal			$ 250,000	$ 150,000
Warrants term			5 years	5 years
Warrants to purchase of common stock, shares			50,000	30,000
Convertible debt			$ 432,000